Additional Financial Information - Summary of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance Foreign currency translation adjustments	$ (42.1)	$ (41.1)	$ (41.1)	$ (38.9)	$ (34.3)
Other comprehensive loss			(1.0)	(2.2)	(4.6)
Reclassifications to net loss			0.0	0.0	0.0
Ending Balance Foreign currency translation adjustments			(42.1)	(41.1)	(38.9)
Beginning Balance Net unrealized gain (loss) on cash flow hedges	138.8	142.6	142.6	49.1	(68.1)
Other comprehensive loss			30.5	82.8	68.2
Reclassifications to net loss			(34.3)	10.7	49.0
Ending Balance Net unrealized gain (loss) on cash flow hedges			138.8	142.6	49.1
Beginning Balance Total	96.7	101.5	101.5	10.2	(102.4)
Other comprehensive income (loss)	9.9	32.0	29.5	80.6	63.6
Reclassifications to net loss	(18.0)	(16.4)	(34.3)	10.7	49.0
Ending Balance Total	88.6		96.7	101.5	10.2
Beginning balance	(1,150.2)	(778.9)	(778.9)	(259.5)	(235.3)
Ending balance	(1,038.6)	(877.8)	(1,150.2)	(778.9)	(259.5)
Foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other comprehensive income (loss)	11.7	(1.3)
Reclassifications to net loss	0.0	0.0
Beginning balance	(42.1)	(41.1)	(41.1)
Ending balance	(30.4)	(42.4)	(42.1)	(41.1)
Net unrealized gain (loss) on cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other comprehensive income (loss)	(1.8)	33.3
Reclassifications to net loss	(18.0)	(16.4)
Beginning balance	138.8	142.6	142.6
Ending balance	119.0	159.5	138.8	142.6
Net unrealized gain (loss) on cash flow hedges | Direct Operating Expense
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications to net loss	1.2	0.1
Net unrealized gain (loss) on cash flow hedges | Interest Expense
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassifications to net loss	19.2	16.3
Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	96.7	101.5	101.5	10.2	(102.4)
Ending balance	$ 88.6	$ 117.1	$ 96.7	$ 101.5	$ 10.2